UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21992

TENNENBAUM OPPORTUNITIES PARTNERS V, LP
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
TENNENBAUM OPPORTUNITIES PARTNERS V, LP
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2007

Date of reporting period: SEPTEMBER 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited)

September 30, 2007

Showing Percentage of Total Cash and Investments of the Partnership

			Percent of
	Principal	Fair	Cash and
Security	Amount	Value	Investments

Debt Securities (45.74%)
Bank Debt (37.74%) (1)
Communications Equipment Manufacturing (1.52%)
Enterasys Network Distribution Ltd. Senior Secured Note, LIBOR +9%, due 2/22/11
(Acquired 3/9/07, Amortized Cost $2,588,317) - (Ireland)	$2,614,462	$2,594,853	0.28%
Enterasys Networks, Inc. Senior Secured Note, LIBOR +9%, due 2/22/11
(Acquired 3/9/07, Amortized Cost $11,348,775)	$11,463,409	11,377,433	1.24%
Total Communications Equipment Manufacturing		13,972,286

Data Processing, Hosting and Related Services (5.79%)
Terremark Worldwide, Inc. 1st Lien Term Loan, LIBOR + 3.75%, due 8/1/12
(Acquired 8/1/07, Amortized Cost $15,246,179)	$15,246,179	15,230,933	1.67%
Terremark Worldwide, Inc. 2nd Lien Term Loan,
LIBOR + 3.25% + 4.5% PIK, due 2/1/13
(Acquired 8/1/07, Amortized Cost $37,170,472)	$37,388,821	37,669,237	4.12%
Total Data Processing, Hosting and Related Services		52,900,170

Motor Vehicle Parts Manufacturing (1.73%)
EaglePicher Holdings Inc., 2nd Lien Term Loan, LIBOR +8.5%, due 6/30/11
(Acquired 11/24/06, Amortized Cost $10,308,333)	$10,000,000	10,025,000	1.10%
EaglePicher Holdings Inc., 3rd Lien Term Loan, LIBOR +12.5%, due 12/30/11
(Acquired 11/24/06, Amortized Cost $4,297,311)	$4,260,018	4,409,119	0.48%
EaglePicher Holdings Inc., Tranche B Term Loan, LIBOR +4.5%, due 12/30/10
(Acquired 10/12/06, Amortized Cost $1,375,594)	$1,368,750	1,361,906	0.15%
Total Motor Vehicle Parts Manufacturing		15,796,025

Motor Vehicle Manufacturing (-0.09%)
General Motors Corp., Revolver, LIBOR+1.5%, due 7/20/11
(Acquired 9/26/06 and 9/27/07, Amortized Cost $(745,850))	$10,000,000	(810,000)	-0.09%
Total Motor Vehicle Manufacturing		(810,000)

Offices of Real Estate Agents and Brokers (1.17%)
Realogy Corporation Revolver, due 4/10/13
(Acquired 6/28/07, 7/9/07, 7/13/07, and 8/17/07, Amortized Cost $(1,746,250))	$30,000,000	(2,490,000)	-0.27%
Realogy Corporation Term Loan, LIBOR + 3%, due 10/10/13
(Acquired 7/17/07, 7/18/07, 7/19/07, 8/15/07, 8/16/07, 9/5/07,
and 9/12/07, Amortized Cost $13,227,500)	$14,000,000	13,146,000	1.44%
Total Offices of Real Estate Agents and Brokers		10,656,000

Satellite Telecommunications (3.22%)
ProtoStar Limited, Senior Secured Note, LIBOR + 9.50%, due 7/12/08
(Acquired 7/12/07, Amortized Cost $10,216,319)	$10,216,319	10,216,319	1.12%
WildBlue Communications, Inc. 1st Lien Delayed Draw Term Loan,
LIBOR + 4.0% Cash + 2.5% PIK, due 12/31/09
(Acquired 6/28/07, Amortized Cost $8,945,846)	$8,934,451	8,897,820	0.97%
WildBlue Communications, Inc. 2nd Lien Delayed Draw Term Loan,
LIBOR + 5% Cash + 4.5% PIK, due 8/15/11
(Acquired 6/28/07, Amortized Cost $10,305,334)	$10,321,734	10,292,317	1.13%
Total Satellite Telecommunications		29,406,456

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2007

Showing Percentage of Total Cash and Investments of the Partnership

	Principal		Percent of
	Amount	Fair	Cash and
Security	or Shares	Value	Investments

Debt Securities (continued)
Sporting Goods, Hobby and Musical Instrument Stores (1.20%)
Toys R Us, Real Estate Term Loan, LIBOR +3%, due 12/9/08
(Acquired 10/18/06, Amortized Cost $11,031,875)	$11,000,000	$10,923,231	1.20%

Wired Telecommunications Carriers (23.20%)
Bresnan Communications, LLC, 2nd Lien Term Loan, LIBOR +4.5%, due 3/29/14
(Acquired 11/22/06, Amortized Cost $18,206,094)	$17,750,000	17,276,661	1.89%
Global Crossing Limited, Tranche B Term Loan, LIBOR + 6.25%, due 5/9/12
(Acquired 6/4/07, Amortized Cost $20,330,475)	$20,330,475	20,127,170	2.20%
Integra Telecom, Inc. 2nd Lien Senior Secured Term Loan,
LIBOR + 7%, due 2/18/14
(Acquired 8/1/06, Amortized Cost $26,120,454)	$27,208,806	27,480,894	3.01%
Integra Telecom, Inc. Unsecured Term Loan (Holdco),
LIBOR + 10% PIK, due 8/31/14
(Acquired 9/05/07, Amortized Cost $31,095,778)	$31,095,778	31,717,694	3.47%
Interstate Fibernet, Inc. 1st Lien Term Loan, LIBOR + 4%, due 7/31/13
(Acquired 8/01/07, Amortized Cost $29,728,139)	$30,568,780	30,594,244	3.35%
Interstate Fibernet, Inc. 2nd Lien Term Loan, LIBOR + 7.5%, due 7/31/14
(Acquired 7/31/07, Amortized Cost $32,752,265)	$32,752,265	33,325,430	3.65%
NEF Telecom Company BV 2nd Lien Term Loan, EURIBOR + 5%, due 2/16/17
(Acquired 8/29/07, Amortized Cost $5,355,978) - (Netherlands) (3)	€3,930,272	5,615,730	0.61%
NEF Telecom Company BV Mezzanine Term Loan,
EURIBOR + 4.25% Cash + 5.25% PIK, due 8/16/07
(Acquired 8/29/07, Amortized Cost $43,580,953) - (Netherlands) (3)	€31,964,086	45,865,379	5.02%
Total Wired Telecommunications Carriers		212,003,202

Total Bank Debt (Cost $340,739,891)		344,847,370

Other Corporate Debt Securities (8.00%)
Home Furnishings Stores (4.98%)
Linens ’n Things, Inc. Floating Rate Note, LIBOR + 5.625%, due 1/15/14	$66,185,000	45,512,777	4.98%

Other Amusement and Recreation Industries (1.98%)
Bally Total Fitness Holdings, Inc. Senior Subordinated Notes, 9.875%, due 10/15/07	$19,646,000	18,074,320	1.98%

Plastics Product Manufacturing (0.61%)
Pliant Corporation Senior Secured Notes, 11.125%, due 9/1/09	$6,114,000	5,586,668	0.61%

Miscellaneous Securities (0.43%) (6)	$5,240,000	3,956,515	0.43%

Total Other Corporate Debt Securities (Cost $88,803,969)		73,130,280

Total Debt Securities (Cost $429,543,860)		417,977,650

Equity Securities (18.96%)
Electric Power Generation, Transmission & Distribution (3.71%)
Mirant Corporation Common Stock (4)	833,039	33,888,027	3.71%

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2007

Showing Percentage of Total Cash and Investments of the Partnership

	Principal		Percent of
	Amount	Fair	Cash and
Security	or Shares	Value	Investments

Equity Securities (continued)
Glass and Glass Products Manufacturing (4.85%)
Owens Corning, Inc. Common Stock (4)	1,770,767	$44,357,713	4.85%

Motor Vehicle Manufacturing (2.94%)
Fleetwood Enterprises, Inc. Common Stock (4)	3,146,400	26,901,720	2.94%

Depository Credit Intermediation (4.82%)
Doral GP Ltd. General Partner Interest (2), (4), (5)	100	225	0.00%
Doral Holdings, LP Limited Partner Interest (4), (5)	24,911,825	44,078,783	4.82%
Total Depository Credit Intermediation		44,079,008

Wired Telecommunications Carriers (1.02%)
NEF Kamchia Limited Partner Interests (3), (4), (5)	6,550,500	9,345,598	1.02%

Miscellaneous Securities (1.62%) (6)	810,939	14,783,418	1.62%

Total Equity Securities (Cost $167,297,531)		173,355,484

Total Investment in Securities (Cost $596,841,391)		591,333,134

Cash and Cash Equivalents (35.30%)
Citigroup Commercial Paper, 5.35%, due 10/2/07	$35,000,000	34,833,556	3.81%
GECC Commercial Paper, 5.16%, due 10/1/07	$35,000,000	34,879,600	3.82%
Kitty Hawk Commercial Paper, 5.55%, due 10/15/2007	$1,200,000	1,194,820	0.13%
Kitty Hawk Commercial Paper, 5.1%, due 10/18/2007	$22,374,000	22,285,250	2.44%
Rabobank Commercial Paper, 4.99%, due 10/4/07	$12,500,000	12,487,872	1.37%
Rabobank Commercial Paper, 4.99%, due 10/4/07	$20,500,000	20,480,109	2.24%
Ranger Commercial Paper, 5.15%, due 10/4/2007	$8,000,000	7,983,978	0.87%
Ranger Commercial Paper, 5.1%, due 10/16/2007	$6,000,000	5,977,050	0.64%
Ranger Commercial Paper, 5.7%, due 10/16/2007	$5,000,000	4,974,667	0.54%
Toyota Motor Credit Corp Commercial Paper, 4.7%, due 10/1/07	$2,100,000	2,099,178	0.23%
Toyota Motor Credit Corp Commercial Paper, 5.27%, due 10/2/07	$10,000,000	9,953,156	1.09%
Toyota Motor Credit Corp Commercial Paper, 5.3%, due 10/9/07	$25,000,000	24,871,181	2.72%
UBS Finance Commercial Paper, 5.66%, due 10/5/07	$35,000,000	34,834,917	3.81%
Union Bank of California Certificate of Deposit, 5.35%, due 10/3/07	$35,000,000	35,000,000	3.83%
VFCC (Wachovia) Corporation Commercial Paper, 5.52%, due 10/3/07	$33,500,000	33,422,950	3.66%
Wells Fargo Certificate of Deposit, 5.5%, due 10/9/2007	$35,000,000	35,000,000	3.83%
Wells Fargo Bank Overnight REPO	$712,686	712,686	0.08%
Cash Held on Account at Various Institutions	$1,729,320	1,729,320	0.19%
Total Cash and Cash Equivalents (7)		322,720,290

Total Cash and Investments in Securities		$914,053,424	100.00%

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2007

Showing Percentage of Total Cash and Investments of the Partnership

Notes to Statement of Investments:

(1)
Certain investments in bank debt may be considered to be subject to contractual restrictions, and such investments are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally limited to commercial lenders or accredited investors and often require approval of the agent or borrower.

(2)
Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers). Changes to investments in securities of affiliated issuers and interest and dividends earned on such securities during the nine months ended September 30, 2007 were as follows:

Security	Beginning Balance	Acquisitions	Dispositions	Net Change in Unrealized Appreciation / (Depreciation)	Ending Balance	Interest and Dividends Earned

Doral GP Ltd. General Partner Interest	$-	$225	$-	$-	$225	$-

(3)	Principal amount denominated in euros. Amortized cost and fair value converted from euros to U.S. dollars.

(4)	Non-income producing security.

(5)	Restricted security.

(6)	Miscellaneous Securities is comprised of certain unrestricted security positions that have not previously been publicly disclosed.

(7)	Cash and cash equivalents include $20,408,109 segregated for certain unfunded commitments.
Aggregate purchases and aggregate sales of investment securities, other than Government securities, totaled $577,156,612 and $96,231,924 respectively. Aggregate purchases includes securities received as payment in-kind. Aggregate sales includes principal paydowns on debt securities.

The aggregate cost of securities for federal income tax purposes, excluding cash and cash equivalents, was $596,841,391. Net unrealized depreciation aggregated $5,635,591, of which $28,178,606 related to appreciated investment securities and $33,814,197 related to depreciated investment securities.

The total value of restricted securities as of September 30, 2007 was $398,271,976, or 43.57% of total cash and investments of the Partnership.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely manner.

(b) Not applicable.

ITEM 3. EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tennenbaum Opportunities Partners V, LP

By: /s/ Hugh Steven Wilson
------------------------------------------
Name: Hugh Steven Wilson
Title: Chief Executive Officer
Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Hugh Steven Wilson
------------------------------------------
Name: Hugh Steven Wilson
Title: Chief Executive Officer
Date: November 29, 2007

By: /s/ Peyman S. Ardestani
------------------------------------------
Name: Peyman S. Ardestani
Title: Chief Financial Officer
Date: November 29, 2007